Net debt - Summary of Net Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of net debt [Abstract]
Cash and cash equivalents	$ 168	$ 206
Loans and other borrowings - current	(126)	(106)
Loans and other borrowings - non-current	(1,893)	(1,606)
Net debt	$ (1,851)	$ (1,506)	$ (529)